Stockholders' Deficit	9 Months Ended
Sep. 30, 2016
Equity [Abstract]
Stockholders' Deficit
(8)	Stockholders’ Deficit

(a)	Preferred Convertible Stock

In June 2000, the Company sold 313,500 shares of Series A preferred convertible stock (Series A Preferred Stock) at $3.84 per share for gross proceeds of $1.2 million.

In March 2001, the Company sold 290,993 shares of Series B preferred convertible stock (Series B Preferred Stock) at $4.39 per share for gross proceeds of $1.3 million in cash. At various times during 2003 the company issued a total of 866,613 additional shares of Series B Preferred Stock for cash and as compensation for services received and to satisfy debt obligations totaling approximately $1.2 million.

In September 2003, the Company sold 682,000 shares of Series C preferred convertible stock (Series C Preferred Stock) at $1.00 per share for gross proceeds of $0.7 million.

In November 2003, the Company sold 4,091,068 shares of Series D Preferred Convertible Stock (Series D Preferred Stock) at $0.542 per share for gross proceeds of $2.2 million.

The holders of the Series A, B, C and D Preferred Stock (collectively, Junior Preferred Stock), were entitled to receive cumulative dividends at a rate of $0.0488, $0.00, $0.00 and $0.0488 per share, per annum, respectively, and were payable upon liquidation, redemption or conversion in order of their preference prior to any dividends on common stock.

The holders of the Junior Preferred Stock were entitled to receive liquidation preferences upon certain deemed liquidation events at the rate equal to their purchase price per share plus all accrued and unpaid dividends. Upon completion of this distribution, any remaining assets were distributed to the holders of the common stock and to holders of the Junior Preferred Stock and to the holders of the Senior Preferred Stock (on an as converted basis) until all amounts received by the holders of the Series A Preferred Stock were equal to $19.20 per share, the Series D Preferred Stock were equal to $2.168 per share, Series E Preferred Stock were equal to $4.44 per share, Series F Preferred Stock were equal to $5.20 per share, and Series G Preferred Stock were equal to $5.20 per share, the remaining assets were distributed among holders of shares of the common stock. The holders of the Senior Preferred Stock had priority and were made in preference to any payments to the Junior Preferred Stock up to the Senior Preferred Stock’s liquidation preference. The holders of the Junior Preferred Stock had priority and were made in preference to any payments to the holders of the common stock up to the Junior Preferred Stock’s liquidation preference. After distribution of both the Senior Preferred Stock and Junior Preferred Stock’s liquidation preferences, any remaining assets of the Company were distributed to the holders of the common stock.

Each share of Junior Preferred Stock was convertible, at the option of the holder, at any time, into a number of shares of common stock at a conversion price of $21.70, $24.23, $8.59, $5.42 for the Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock and Series D Preferred Stock, respectively, subject to adjustments for stock dividends, combinations, subdivisions, reclassifications and reorganizations. Each share of Junior Preferred Stock was automatically convertible into common stock immediately upon the earlier of (i) the Company’s sale of its common stock in a firm commitment, underwritten public offering registered under the Securities Act of 1933, as amended, in which aggregate proceeds to the Company are at least $15.0 million and at a per share offering price of at least $76.80 per share, as adjusted for any stock dividends, combinations, reclassifications, recapitalizations or splits, or (ii) the date specified by written consent or agreement by the holders of the majority of the then outstanding shares voting together as a single class on an as-converted basis (without giving effect to the conversion dividends).

As long as 1,678,450 shares of Junior Preferred Stock remained outstanding, the Company was prohibited from certain transactions without the consent of at least 50% of the then outstanding shares of Junior Preferred Stock or the majority of the Board of Directors.

The holders of the Junior Preferred Stock were entitled to the number of votes equal to the number of shares of common stock into which such shares of preferred stock could be converted and had voting rights and powers equal to the voting rights and powers of the common stock.

In connection with the completion of the IPO, all 6,244,174 outstanding shares of the Company’s preferred convertible stock automatically converted into an aggregate of 753,611 shares of common stock. In addition, the Company issued 505,576 shares of its common stock in satisfaction of accumulated dividends on such preferred stock as the completion of the IPO.

(b)	Shares Reserved for Future Issuance

The following common stock is reserved for future issuance at December 31, 2014, December 31, 2015 and September 30, 2016 (unaudited):

	Shares
	December 31, 2014	December 31, 2015	September 30, 2016
			(unaudited)
Conversion of Series A, B, C, and D preferred convertible stock	753,687	753,687	—
Conversion of Series E, F, and G preferred redeemable convertible stock	2,305,535	2,327,170	—
Warrants issued and outstanding	809,972	788,338	51,003
Stock option awards issued and outstanding	505,450	756,692	1,037,267
Authorized for grants under the 2013 Equity Incentive Plan	126,876	321,313	481,999
Authorized for grants under the 2016 Equity Incentive Plan	—	—	300,000
Authorized for grants under the 2016 Employee Stock Purchase Plan	—	—	100,000

	4,501,520	4,947,200	1,970,269